PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Aerospace & Defense 1.1%
Hexcel Corp.*	5,811	$316,235
Auto Components 2.3%
Aptiv PLC*	3,989	665,565
Automobiles 1.8%
Tesla, Inc.*	759	521,585
Electronic Equipment, Instruments & Components 1.9%
Keysight Technologies, Inc.*	3,251	534,952
Entertainment 5.3%
Netflix, Inc.*	1,298	671,806
Sea Ltd. (Taiwan), ADR*	3,054	843,393
		1,515,199
Health Care Equipment & Supplies 2.8%
Intuitive Surgical, Inc.*	801	794,159
Hotels, Restaurants & Leisure 0.8%
Airbnb, Inc. (Class A Stock)*	1,656	238,481
Interactive Media & Services 8.5%
Alphabet, Inc. (Class C Stock)*	322	870,823
Match Group, Inc.*	3,047	485,296
Snap, Inc. (Class A Stock)*	8,866	659,808
Zillow Group, Inc. (Class C Stock)*	3,902	414,626
		2,430,553
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.*	130	432,587
MercadoLibre, Inc. (Argentina)*	435	682,384
		1,114,971
IT Services 17.9%
Adyen NV (Netherlands), 144A*	261	710,159
Mastercard, Inc. (Class A Stock)	1,224	472,391
PayPal Holdings, Inc.*	2,617	721,062
Shopify, Inc. (Canada) (Class A Stock)*	587	880,459

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	2,266	$602,121
Square, Inc. (Class A Stock)*	3,154	779,858
Twilio, Inc. (Class A Stock)*	2,651	990,387
		5,156,437
Life Sciences Tools & Services 3.3%
Mettler-Toledo International, Inc.*	288	424,428
Sartorius Stedim Biotech (France)	931	532,084
		956,512
Professional Services 1.1%
CoStar Group, Inc.*	3,579	317,994
Real Estate Management & Development 2.4%
CBRE Group, Inc. (Class A Stock)*	7,120	686,795
Semiconductors & Semiconductor Equipment 16.8%
Broadcom, Inc.	1,451	704,315
Lam Research Corp.	517	329,541
NVIDIA Corp.	11,260	2,195,588
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	13,638	1,590,736
		4,820,180
Software 21.6%
Adobe, Inc.*	1,710	1,062,987
Atlassian Corp. PLC (Class A Stock)*	111	36,088
Coupa Software, Inc.*	267	57,939
DocuSign, Inc.*	1,978	589,523
HubSpot, Inc.*	747	445,227
Microsoft Corp.	6,823	1,943,941
RingCentral, Inc. (Class A Stock)*	2,166	578,907
salesforce.com, Inc.*	3,373	816,030
Workday, Inc. (Class A Stock)*	2,867	672,025
		6,202,667

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	15,762	$2,299,045

Total Long-Term Investments (cost $17,888,749)		28,571,330

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $94,419)(wb)	94,419	94,419

TOTAL INVESTMENTS 99.8% (cost $17,983,168)		28,665,749
Other assets in excess of liabilities 0.2%		56,099

Net Assets 100.0%		$28,721,848

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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